SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Recent Accounting Pronouncements
Recent accounting pronouncements:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The FASB has deferred the effective date of this ASU for reporting periods beginning after December 15, 2017. The Company is in the process of evaluating the impact of this standard, if any, on its consolidated financial statements and related disclosures.

In July 2014, the FASB issued ASU 2015-11, Inventory (Topic 330) – Simplifying the Measurement of Inventory, which requires an entity to measure inventory at the lower of cost and net realizable value. The amendments in the Update are effective for fiscal years beginning after December 15, 2016. The adoption is not expected to have material impact on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which provides new authoritative guidance on the requirements for lessees to recognize most leases on-balance sheet, lessor accounting remains substantially similar to current U.S. GAAP. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the impact of this standard if any, on its consolidated financial statements and related disclosures.